                                  ARMADA FUNDS

                           CLASS A, B AND H (RETAIL)

     SUPPLEMENT DATED MAY 29, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Armada Small Cap Value Fund (the "Fund") will close to new investors due to capacity limits. This closing will take place at 4:00 p.m. Eastern Time on Friday, May 30, 2003. The Fund will remain open to existing Fund shareholders and those shareholders may continue to invest in the Fund. By closing the Fund to new investors, the portfolio managers expect to reduce the volume and pace of assets moving into the Fund and prevent the Fund's asset size from becoming a hindrance to its performance. Fund management believes that closing the Fund is in the best interest of its shareholders. Fund management will continue to monitor cash flows into the Fund and adjust its policies as appropriate.

The fourth paragraph under the heading "General Information" on page 84 of the Prospectus regarding each Fixed Income Fund and Tax Free Bond Fund reserving the right to close at or prior to the Bond Market Association (BMA) recommended closing time should be deleted in its entirety.

The following bullet should be added under the heading "Waiver of Front-End Sales Charge -- Class A Shares" found on page 86 of the Prospectus:

- by individuals purchasing shares with redemption proceeds (made within the previous 90 days) of another mutual fund where a sales charge has previously been assessed. Proof of the date of redemption will be required.

Effective June 2, 2003, the tables on page 85 showing the respective front-end sales charge applicable for funds based on the investment amount are deleted and replaced with the following:

CORE EQUITY, EQUITY GROWTH, INTERNATIONAL EQUITY, LARGE CAP ULTRA, LARGE CAP VALUE, SMALL/ MID CAP VALUE, MID CAP GROWTH, SMALL CAP GROWTH, SMALL CAP VALUE AND TAX MANAGED EQUITY FUNDS

--------------------------------------------------------------------------------------------------
                                                                                      Dealers'
                                                                                     Reallowance
                                                 Sales Charge as   As a % of Net      as a % of
If your                                          a % of Offering    Asset Value       Offering
Investment is:                                   Price Per Share     Per Share     Price Per Share
--------------------------------------------------------------------------------------------------
Less than $25,000                                     5.50             5.80             5.00
--------------------------------------------------------------------------------------------------
$25,000 but less than $50,000                         5.25             5.50             4.75
--------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                        4.75             5.00             4.25
--------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                       3.75             3.90             3.25
--------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                       3.00             3.10             2.50
--------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                     2.00             2.00             1.50
--------------------------------------------------------------------------------------------------
$1,000,000 or more                                    0.00             0.00             0.00
--------------------------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION, BALANCED ALLOCATION, CONSERVATIVE ALLOCATION, BOND, GNMA, INTERMEDIATE BOND, TOTAL RETURN ADVANTAGE, U.S. GOVERNMENT INCOME, MICHIGAN MUNICIPAL BOND AND NATIONAL TAX EXEMPT BOND FUNDS

--------------------------------------------------------------------------------------------------
                                                                                      Dealers'
                                                                                     Reallowance
                                                 Sales Charge as   As a % of Net      as a % of
If your                                          a % of Offering    Asset Value       Offering
Investment is:                                   Price Per Share     Per Share     Price Per Share
--------------------------------------------------------------------------------------------------
Less than $50,000                                     4.75             5.00             4.25
--------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                        4.00             4.20             3.50
--------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                       3.75             3.90             3.25
--------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                       2.50             2.80             2.00
--------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                     2.20             2.00             1.50
--------------------------------------------------------------------------------------------------
$1,000,000 or more                                    0.00             0.00             0.00
--------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND FUND AND SHORT DURATION BOND FUND

--------------------------------------------------------------------------------------------------
                                                                                      Dealers'
                                                                                     Reallowance
                                                 Sales Charge as   As a % of Net      as a % of
If your                                          a % of Offering    Asset Value       Offering
Investment is:                                   Price Per Share     Per Share     Price Per Share
--------------------------------------------------------------------------------------------------
Less than $100,000                                    2.75             2.83             2.25
--------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                       1.75             1.78             1.25
--------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                       1.00             1.01             0.50
--------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                     0.50             0.50             0.00
--------------------------------------------------------------------------------------------------
$1,000,000 or more                                    0.00             0.00             0.00
--------------------------------------------------------------------------------------------------

EQUITY INDEX FUND

--------------------------------------------------------------------------------------------------
                                                                                      Dealers'
                                                                                     Reallowance
                                                 Sales Charge as   As a % of Net      as a % of
If your                                          a % of Offering    Asset Value       Offering
Investment is:                                   Price Per Share     Per Share     Price Per Share
--------------------------------------------------------------------------------------------------
Less than $100,000                                    3.75             3.90             3.25
--------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                       2.75             2.83             2.25
--------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                       2.00             2.04             1.50
--------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                     1.25             1.27              .75
--------------------------------------------------------------------------------------------------
$1,000,000 or more                                    0.00             0.00             0.00
--------------------------------------------------------------------------------------------------

OHIO TAX EXEMPT BOND AND PENNSYLVANIA MUNICIPAL BOND FUNDS

--------------------------------------------------------------------------------------------------
                                                                                      Dealers'
                                                                                     Reallowance
                                                 Sales Charge as   As a % of Net      as a % of
If your                                          a % of Offering    Asset Value       Offering
Investment is:                                   Price Per Share     Per Share     Price Per Share
--------------------------------------------------------------------------------------------------
Less than $100,000                                    3.00             3.09             2.50
--------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                       2.00             2.04             1.50
--------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                       1.50             1.52             1.00
--------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                     1.00             1.01             0.50
--------------------------------------------------------------------------------------------------
$1,000,000 or more                                    0.00             0.00             0.00
--------------------------------------------------------------------------------------------------

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                            I SHARES (INSTITUTIONAL)

     SUPPLEMENT DATED MAY 29, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002,
                 SUPPLEMENTED MARCH 1, 2003 AND APRIL 23, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Armada Small Cap Value Fund (the "Fund") will close to new investors due to capacity limits. This closing will take place at 4:00 p.m. Eastern Time on Friday, May 30, 2003. The Fund will remain open to existing Fund shareholders and those shareholders may continue to invest in the Fund. By closing the Fund to new investors, the portfolio managers expect to reduce the volume and pace of assets moving into the Fund and prevent the Fund's asset size from becoming a hindrance to its performance. Fund management believes that closing the Fund is in the best interest of its shareholders. Fund management will continue to monitor cash flows into the Fund and adjust its policies as appropriate.

The fourth paragraph under the heading "General Information" on page 71 of the Prospectus regarding each Fixed Income Fund and Tax Free Bond Fund reserving the right to close at or prior to the Bond Market Association (BMA) recommended closing time should be deleted in its entirety.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS
                             AND MONEY MARKET FUND

                                    C SHARES

     SUPPLEMENT DATED MAY 29, 2003 TO THE PROSPECTUS DATED OCTOBER 1, 2002,
                 SUPPLEMENTED MARCH 1, 2003 AND APRIL 23, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Armada Small Cap Value Fund (the "Fund") will close to new investors due to capacity limits. This closing will take place at 4:00 p.m. Eastern Time on Friday, May 30, 2003. The Fund will remain open to existing Fund shareholders and those shareholders may continue to invest in the Fund. By closing the Fund to new investors, the portfolio managers expect to reduce the volume and pace of assets moving into the Fund and prevent the Fund's asset size from becoming a hindrance to its performance. Fund management believes that closing the Fund is in the best interest of its shareholders. Fund management will continue to monitor cash flows into the Fund and adjust its policies as appropriate.

The fourth paragraph under the heading "General Information" on page 80 of the Prospectus regarding each Fixed Income Fund, Tax Free Bond Fund and the Money Market Fund reserving the right to close at or prior to the Bond Market Association (BMA) recommended closing time should be deleted in its entirety.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

    SUPPLEMENT DATED MAY 29, 2003 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 5, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") AND SHOULD BE READ IN
                            CONJUNCTION WITH THE SAI

The following disclosure is hereby added to the SAI:

The Armada Small Cap Value Fund (the "Fund") will close to new investors due to capacity limits. This closing will take place at 4:00 p.m. Eastern Time on Friday, May 30, 2003. The Fund will remain open to existing Fund shareholders and those shareholders may continue to invest in the Fund. By closing the Fund to new investors, the portfolio managers expect to reduce the volume and pace of assets moving into the Fund and prevent the Fund's asset size from becoming a hindrance to its performance. Fund management believes that closing the Fund is in the best interest of its shareholders. Fund management will continue to monitor cash flows into the Fund and adjust its policies as appropriate.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE